Consolidated Statements of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balance (in shares) at Dec. 31, 2014		25,794
Balance at Dec. 31, 2014	$ 626,981	$ 258	$ 125,310	$ 498,354	$ (922)	$ 3,981
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	46,013			45,135		878
Other comprehensive loss, net of tax	(56,900)				(56,900)	0
Initial noncontrolling interest related to business combinations	2,426					2,426
Change in fair value of redeemable noncontrolling interest	(2,349)		(2,349)
Exercise of stock options and issuance of share-based awards, net of shares withheld for employee taxes (shares)		333
Exercise of stock options and issuance of share-based awards, net of shares withheld for employee taxes	(5,318)	$ 3	(5,321)
Repurchase of common stock (in shares)		(839)
Repurchase of common stock	(33,185)	$ (8)	(33,177)
Stock-based compensation	22,008		22,008
Tax benefit related to stock-based compensation	1,251		1,251
Reclassification of redeemable equity component of convertible senior notes	2,948		2,948
Other	(137)		(137)
Balance (in shares) at Dec. 31, 2015		25,288
Balance at Dec. 31, 2015	603,738	$ 253	110,533	543,489	(57,822)	7,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	64,648			76,570		(11,922)
Other comprehensive loss, net of tax	(50,766)				(47,089)	(3,677)
Initial noncontrolling interest related to business combinations	775					775
Change in fair value of redeemable noncontrolling interest	(74,194)		(14,702)	(59,492)
Purchase of noncontrolling interest	(1,280)		(1,280)
Exercise of stock options and issuance of share-based awards, net of shares withheld for employee taxes (shares)		305
Exercise of stock options and issuance of share-based awards, net of shares withheld for employee taxes	(4,478)	$ 3	(4,481)
Stock-based compensation	12,627		12,627
Tax benefit related to stock-based compensation	(2,324)		(2,324)
Reclassification of redeemable equity component of convertible senior notes	3,130		3,130
Other	(111)		(111)
Balance (in shares) at Dec. 31, 2016		25,593
Balance at Dec. 31, 2016	551,765	$ 256	103,392	560,567	(104,911)	(7,539)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	83,883			83,228		655
Other comprehensive loss, net of tax	26,848				27,555	(707)
Change in fair value of redeemable noncontrolling interest	(108,296)		(81,074)	(27,222)
Purchase of noncontrolling interest	(1,532)		806			(2,338)
Exercise of stock options and issuance of share-based awards, net of shares withheld for employee taxes (shares)		208
Exercise of stock options and issuance of share-based awards, net of shares withheld for employee taxes	(2,115)	$ 2	(2,117)
Stock-based compensation	10,399		10,399
Issuance of convertible senior notes	12,341		12,341
Settlement and repurchase of convertible senior notes (in shares)		622
Settlement and repurchase of convertible senior notes	(7,875)	$ 6	(7,881)
Convertible note hedge transactions (in shares)		(622)
Convertible note hedge transactions	3,519	$ (6)	3,525
Reclassification of redeemable equity component of convertible senior notes	2,995		2,995
Reclassification of certain income tax effects of items within accumulated other comprehensive income to retained earnings	(259)			(259)
Other	260		260
Balance (in shares) at Dec. 31, 2017		25,801
Balance at Dec. 31, 2017	$ 571,933	$ 258	$ 42,646	$ 616,314	$ (77,356)	$ (9,929)